Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,060
Differences on exchange	(203)	£ (272)
Property plant and equipment, additions	554	501
acquisition of subsidiaries (note 27(a))		1
Depreciation	(505)	(531)
Impairment	(54)	(226)
Right-of-use assets - reassessments, modifications and terminations	(16)	(18)
Disposals	(20)	(16)
Net reclassifications as held-for-sale	(27)
Property, plant and equipment	4,953	5,060
Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,060	5,518
Property, plant and equipment		5,060
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,104	9,219
Property, plant and equipment	8,971	9,104
Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,044)	(3,701)
Property, plant and equipment	(4,018)	(4,044)
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, additions	164	103
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,074
Differences on exchange	(23)	(38)
Property plant and equipment, additions		2
Reallocations	44	84
Depreciation	(35)	(38)
Impairment	(4)	(5)
Disposals	(7)	(7)
Net reclassifications as held-for-sale	(16)
Property, plant and equipment	1,033	1,074
Freehold Property | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,074	1,076
Property, plant and equipment		1,074
Freehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,518	1,503
Property, plant and equipment	1,421	1,518
Freehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(444)	(427)
Property, plant and equipment	(388)	(444)
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	483
Differences on exchange	(22)	(25)
Property plant and equipment, additions	1
acquisition of subsidiaries (note 27(a))	0	1
Reallocations	51	14
Depreciation	(110)	(118)
Impairment	(2)	(1)
Right-of-use assets - reassessments, modifications and terminations	(11)	(11)
Disposals	(1)
Property, plant and equipment	477	483
Leasehold Property | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	483	556
Property, plant and equipment		483
Leasehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	798	785
Property, plant and equipment	847	798
Leasehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(315)	(229)
Property, plant and equipment	(370)	(315)
Leasehold Property | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, additions	88	67
Plant, Equipment and Other Owned
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,632
Differences on exchange	(135)	(150)
Property plant and equipment, additions	45	40
Reallocations	441	427
Depreciation	(303)	(313)
Impairment	(37)	(184)
Disposals	(12)	(9)
Net reclassifications as held-for-sale	(11)
Property, plant and equipment	2,620	2,632
Plant, Equipment and Other Owned | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,632	2,821
Property, plant and equipment		2,632
Plant, Equipment and Other Owned | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,807	5,795
Property, plant and equipment	5,750	5,807
Plant, Equipment and Other Owned | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,175)	(2,974)
Property, plant and equipment	(3,130)	(3,175)
Plant, Equipment and Other Leased
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	107
Differences on exchange	(5)	(4)
Reallocations	1
Depreciation	(57)	(62)
Right-of-use assets - reassessments, modifications and terminations	(5)	(7)
Property, plant and equipment	117	107
Plant, Equipment and Other Leased | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	107	144
Property, plant and equipment		107
Plant, Equipment and Other Leased | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	217	215
Property, plant and equipment	247	217
Plant, Equipment and Other Leased | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(110)	(71)
Property, plant and equipment	(130)	(110)
Plant, Equipment and Other Leased | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, additions	76	36
Assets in the Course of Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	764
Differences on exchange	(18)	(55)
Property plant and equipment, additions	508	459
Reallocations	(537)	(525)
Impairment	(11)	(36)
Property, plant and equipment	706	764
Assets in the Course of Construction | Previously Stated
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	764	921
Property, plant and equipment		764
Assets in the Course of Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	764	921
Property, plant and equipment	£ 706	£ 764